Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory, Net
Inventories, net of obsolete, unmarketable and slow moving reserves is as follows:

	December 31
	2018	2017
	(In thousands)
Raw materials, consumables and supplies, net	$73,460	$64,147
Work in process	1,246	11
Finished goods, net	108,923	95,176
Total	$183,629	$159,334